Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Total current assets	¥ 615,611	¥ 590,937
Total non-current assets	48,137	50,833
Total assets	663,748	641,770
Total current liabilities	237,586	274,704
VIEs [Member]
Statement [Line Items]
Total current assets	615,611	599,931
Total non-current assets	48,137	50,833
Total assets	663,748	650,764
Total current liabilities	237,587	274,316
Total liabilities	¥ 237,587	¥ 274,316